INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

9. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2011		2012
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,489,445	40	6,453,371	40
CSI SkyPower	—	—	2,565,075	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,625,743	10	1,834,296	10
Nernst New Energy (Suzhou) Co., Ltd.	1,337,062	50	—	—
Ningxia GD CSI New Energy Co., Ltd.	555,475	35	—	—
Others	—	—	15,874,847	21-30

	11,007,725		26,727,589

        On October 14, 2009, CSI Cells Co., Ltd. (or "SZCC") established a joint venture, Ningxia GD CSI New Energy Co., Ltd., for total cash consideration of $512,578. SZCC holds a 35% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. In March 2012, SZCC sold its interest for $555,475.

        On December 17, 2009, SZCC established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., for total cash consideration of $2,929,020. SZCC holds a 40% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Suzhou Gaochuangte New Energy Co., Ltd. increased its share capital, and SZCC paid $3,118,800 in proportion to its ownership percentage.

        On November 30, 2010, SZCC acquired a 50% interest in a joint venture, Nernst New Energy (Suzhou) Co., Ltd., for cash consideration of $1,503,531. The chairman of the board, who is designated by the other investor, has veto rights over all the operating and financial proposals from SZCC and, as such SZCC is not considered to have control, but does exercise significant influence, over the investee. In 2012, due to the deterioration of the investee's financial position, the Company concluded that the investment was fully impaired.

        On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interest in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,548,827. SZSP is able to exercise significant influence over the investee through its representative in the board.

        On May 23, 2012, the Company established a joint venture, CSI SkyPower, for cash consideration of $3,428,751. CSI holds a 50% voting interest and two of four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

        On September 25, 2012, CSI Project Holdco, LLC ("USPH") acquired 21% equity interests in 9 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $2,122,225. These equity interests were recorded at the carrying value of the modules contributed.

        On September 27, 2012, USPH acquired equity interests of 30.3% and 28.3% in 2 separate utility-scale solar power projects, respectively, from a third party, by contribution of solar modules with an aggregate book value of $2,204,008. These equity interests were recorded at the carrying value of the modules contributed.

        In September, 2012, USPH also acquired 21% equity interests in 12 separate utility-scale solar power projects and 30% equity interests in 3 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $11,548,614. These equity interests were recorded at the carrying value of the modules contributed.

        Equity in earnings (loss) of unconsolidated investees was $146,597, $(41,163) and $(1,969,306) for the years ended December 31, 2010, 2011 and 2012, respectively.